UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

P.O. Box 153

207 East 83rd Street

Suite 2

New York, NY 10028

(Address of principal executive offices)

(Zip code)

Jamia C. Jasper

P.O. Box 153

207 East 83rd Street

Suite 2

New York, NY 10028

 (Name and address of agent for service)

With copies to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

May 31, 2012

(Unaudited)

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

GRAPHICAL ILLUSTRATION

MAY 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the asset class allocation of the underlying securities, and is represented as a percentage of the portfolio of investments.

	American Israeli Shared Values Capital Appreciation Fund
	Schedule of Investments
	May 31, 2012 (Unaudited)

Shares/Description/Percentage of Net Assets		Value

COMMON STOCK - 93.41%

Aircraft Parts & Auxiliary Equipment - 1.41%
1,000	Elbit Systems Ltd.	$ 33,220

Banks - 5.15%
4,200	Bank of America Corp.	30,870
2,000	Bank of New York Mellon Corp.	40,720
1,500	JP Morgan Chase & Co.	49,725
		121,315
Basic Materials - 3.14%
7,101	Israel Chemicals Ltd. ADR	74,134

Biological Products - 2.54%
550	Amgen, Inc.	38,236
5,000	Pluristem Therapeutics, Inc. *	11,900
1,500	Protalix Biotherapeutics, Inc. *	9,690
		59,826
Calculating & Accounting Machines - 1.68%
1,100	Verifone Systems, Inc. *	39,721

Cogeneration Services & Small Power Producers - 1.23%
2,400	AES Corp. *	29,016

Computer Communications Equipment - 2.37%
4,000	Silicom Ltd. *	55,880

Computer Storage Devices - 1.94%
1,400	Sandisk Corp. *	45,780

Construction Machinery & Equipment - 2.23%
600	Caterpillar, Inc.	52,572

Crude Petroleum & Natural Gas - 4.30%
1,200	Noble Energy, Inc.	101,352

Drilling Oil & Gas Wells - 5.61%
1,400	Atwood Oceanics, Inc. *	53,494
1,300	Ensco Plc. ADR	58,383
1,700	Weatherford International Ltd. *	20,417
		132,294
Electric Services - 0.86%
1,000	Ormat Technologies, Inc.	20,310

Electromedical & Electrotherapeutic Apparatus - 1.34%
480	Medtronic, Inc.	17,683
1,300	Syneron Medical Ltd. *	13,819
		31,502
Electronic Computers - 3.46%
2,200	Nice Systems Ltd. ADR *	81,576

Measuring & Controlling Device - 2.78%
1,300	Thermo Fisher Scientific, Inc.	65,624

Oil & Gas Field Machinery & Equipment - 4.66%
1,100	Baker Hughes, Inc.	45,903
1,399	Cameron International Corp. *	63,920
		109,823
Oil & Gas Field Services, NEC - 5.80%
1,500	Halliburton Co.	45,090
1,450	Schlumberger Ltd.	91,713
		136,803
Pharmaceutical Preparations - 8.70%
520	Johnson & Johnson	32,464
1,400	Merck & Co.	52,612
400	Perrigo Co.	41,556
2,000	Teva Pharmaceutical Industries Ltd. ADR	78,380
		205,012
Radio & TV Broadcasting & Communications Equipment - 1.96%
5,500	Ceragon Networks Ltd. *	46,090

Security Brokers, Dealers & Floatation Companies - 0.74%
1,300	Morgan Stanley	17,368

Semiconductors & Related Devices - 7.44%
1,800	EZchip Semiconductor Ltd. *	66,528
1,800	Mellanox Technologies Ltd. *	108,810
		175,338
Services-Business Services - 2.28%
1,400	Radware Ltd. *	53,676

Services-Computer Integrated Software - 1.58%
1,300	Verint Systems, Inc. *	37,336

Services-Computer Programming - 2.32%
1,900	AMDOCS Ltd. *	54,625

Services-Miscellaneous Amusement & Recreation - 2.13%
1,100	Walt Disney Co.	50,281

Services-Prepackaged Software - 9.92%
22,762	Attunity Ltd. *	32,777
1,400	Check Point Software Technologies Ltd. *	71,736
4,500	Clicksoftware Technologies, Inc.	38,610
17,500	Elron Electronic Industries Ltd. *	66,325
1,200	Retalix Ltd. *	24,456
		233,904
Surgical & Medical Instruments - 0.78%
3,200	Boston Scientific Corp. *	18,368

Telephone Communications - 2.77%
3,100	Cellcom Israel Ltd.	22,444
1,300	MagicJack Vocaltec Ltd. *	18,707
5,200	Partner Communications Co. Ltd. ADR	24,128
		65,279
Water Transportation - 2.29%
1,200	Tidewater, Inc.	54,096

TOTAL FOR COMMON STOCK (Cost $2,423,803) - 93.41%		2,202,121

SHORT TERM INVESTMENTS - 6.66%
156,951	Huntington Money Market Fund - Class IV 0.01% ** (Cost $156,951)	156,951

TOTAL INVESTMENTS (Cost $2,580,754) - 100.07%		2,359,072

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%		(1,687)

NET ASSETS - 100.00%		$ 2,357,385

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at May 31, 2012.
The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Statement of Assets and Liabilities
May 31, 2012 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $2,580,754)	$ 2,359,072
Receivables:
Dividends and Interest Receivable	1,682
Total Assets	2,360,754
Liabilities:
Accrued Advisory Fees	2,312
Distribution (12b-1) Fees (Note 7)	1,057
Total Liabilities	3,369

Net Assets	$ 2,357,385

Net Assets Consist of:
Paid In Capital	$ 2,678,552
Accumulated Undistributed Net Investment Loss	(4,731)
Accumulated Realized Loss on Investments	(94,754)
Unrealized Depreciation in Value of Investments	(221,682)
Net Assets, for 325,479 Shares Outstanding	$ 2,357,385

Net Asset Value Per Share and Offering Price	$ 7.24

Minimum Redemption Price Per Share ($7.24 x .98) *	$ 7.10

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Statement of Operations
For the six months ended May 31, 2012 (Unaudited)

Investment Income:
Dividends (net of $1,511 foreign withholding taxes & fees)	$ 15,375
Interest	6
Total Investment Income	15,381

Expenses:
Advisory Fees (Note 3)	21,404
Distribution Fees (Note 7)	1,057
Total Expenses	22,461
Advisory Fees Waived (Note 3)	(2,349)
Net Expenses	20,112

Net Investment Loss	(4,731)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(22,676)
Net Change in Unrealized Depreciation on Investments	(75,029)
Realized and Unrealized Loss on Investments	(97,705)

Net Decrease in Net Assets Resulting from Operations	$ (102,436)

The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2012	11/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (4,731)	$ (10,208)
Net Realized Loss on Investments	(22,676)	(24,751)
Net Change In Unrealized Depreciation on Investments	(75,029)	(180,617)
Net Decrease in Net Assets Resulting from Operations	(102,436)	(215,576)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	187,523	1,386,109
Shares Issued on Reinvestment of Dividends	-	-
Proceeds From Early Redemption Fees	-	762
Cost of Shares Redeemed	(155,153)	(224,193)
Net Increase in Net Assets from Shareholder Activity	32,370	1,162,678

Net Assets:
Net Increase (Decrease) in Net Assets	(70,066)	947,102
Beginning of Period	2,427,451	1,480,349
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(4,731) and $0, respectively)	$ 2,357,385	$ 2,427,451

Share Transactions:
Shares Sold	24,256	163,200
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(21,168)	(27,939)
Net Increase in Shares	3,088	135,261
Outstanding at Beginning of Period	322,391	187,130
Outstanding at End of Period	325,479	322,391

The accompanying notes are an integral part of these financial statements.

American Israeli Shared Values Capital Appreciation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Year		Year	Year	Period
	Ended		Ended		Ended	Ended	Ended (a)
	5/31/2012		11/30/2011		11/30/2010	11/30/2009	11/30/2008

Net Asset Value, at Beginning of Period	$ 7.53		$ 7.91		$ 7.54	$ 5.54	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.04)		(0.02)	(0.01)	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.28)		(0.34)		0.39	2.02	(4.47)
Total from Investment Operations	(0.29)		(0.38)		0.37	2.01	(4.46)

Distributions:
Net Investment Income	-		-		-	(0.01)	-
Realized Gains	-		-		-	-	-
Total from Distributions	-		-		-	(0.01)	-

Proceeds from Early Redemption Fees (b)	-		-	(c)	-	-	-

Net Asset Value, at End of Period	$ 7.24		$ 7.53		$ 7.91	$ 7.54	$ 5.54

Total Return **	(3.85)%		(4.80)%		4.91%	36.34%	(44.60)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,357		$ 2,427		$ 1,480	$ 815	$ 312
Before Waiver:
Ratio of Expenses to Average Net Assets †	1.83%	***	1.75%		1.75%	1.75%	1.75%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets †	(0.58)%	***	(0.45)%		(0.30)%	(0.08)%	0.07%	***
After Waiver:
Ratio of Expenses to Average Net Assets †	1.64%	***	1.75%		1.75%	1.75%	1.75%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets †	(0.39)%	***	(0.45)%		(0.30)%	(0.08)%	0.07%	***
Portfolio Turnover	4.10%		13.19%		14.88%	17.85%	70.81%

(a) Commencement of operations began December 12, 2007.
(b) The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
(c) The amount is less than $0.005.
* Per share net investment income/(loss) has been determined on the basis of average number of shares outstanding during the period.

** Total return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year. Total return calculation does not reflect redemption fee.

*** Annualized
† These ratios exclude the impact of expenses of the underlying security holdings.

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2012 (UNAUDITED)

1.  ORGANIZATION

The American Israeli Shared Values Capital Appreciation Fund (the “Fund”) was organized as a diversified series of the American Israeli Shared Values Trust (the “Trust”) on September 10, 2007.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 20, 2007 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees and commenced operations on December 12, 2007.  The investment adviser to the Fund is AmerIsrael Capital Management, LLC (the “Adviser”).

The investment objective of the Fund is to seek long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

FAIR VALUE MEASUREMENTS:

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the fund.  These securities will be categorized as level 1 within the fair value hierarchy.

Equity securities, including American Depository Receipts (“ADRs”) and exchange traded funds, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 within the fair value hierarchy.  When the security is not considered to be part of an active market, or when the security is valued at a bid price, the position is generally categorized as a Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in accordance with guidelines adopted by and subject to review of the Board of Trustees of the Trust and are categorized in Level 3 within the fair value hierarchy, as appropriate.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on the yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Generally, fixed income securities are categorized as level 2 within the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on the other markets, exchanges or among dealers); or (iii) yield to maturity will respect to debt issues, or a combination or these are other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•

Level 2 – Significant observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc).

•

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 2,202,121	-	-	$ 2,202,121
Short-Term Investments – Money Market	156,951	-	-	156,951
Total	$ 2,359,072	-	-	$ 2,359,072

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund held no Level 3 securities any time during the six months ended May 31, 2012.  The Fund did not hold any derivative instruments at any time during the six months ended May 31, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open fiscal years (2008-2010), or expected to be taken on the Fund’s tax return for the current year. The Fund identifies its major tax jurisdictions as U.S. Federal and New York State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the six months ended May 31, 2012, the Fund did not incur any interest or penalties.

SHARE VALUATION:  The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering price per share is equal to the net asset value per share.  The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost first out method in computing gain or loss on sale of securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s rules and rates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Board of Trustees has selected AmerIsrael Capital Management, LLC as the investment adviser to the Fund.  Under the terms of the Management Agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.75% of the average daily net assets of the Fund during the term of the Agreement.  For the six months ended May 31, 2012, the Adviser earned $21,404, of which $2,312 was due to the Adviser as of May 31, 2012.

The Adviser has agreed to contractually agree to waive management fees and/or reimburse the Fund for expenses it incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, 12b-1 fees, expenses incurred in connection with any merger or reorganization, underlying fund fees and expenses, or extraordinary expenses such as litigation) at 1.23% of its average daily net assets for the period March 31, 2012 to April 1, 2013.  Any waiver or reimbursement by us is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended May 31, 2012, the Adviser waived $2,349 in fees.

The Adviser has agreed to pay all operating expenses of the Fund, and all other operating expenses not specifically assumed by the Fund, with the exception of all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), 12b-1 fees, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s trustees and officers with respect thereto.  The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act. The Adviser may obtain reimbursement from the Fund, at such time or times as determined by the Adviser, for any of the expenses advanced by the Adviser, with the Fund is obligated to pay, and such reimbursement shall not be considered to be part of the Adviser’s compensation pursuant to the Agreement.

4.  CAPITAL SHARE TRANSACTIONS

At May 31, 2012, there were an unlimited number of shares authorized and 325,479 shares outstanding, and paid-in capital amounted to $2,678,552 for the Fund.

5.  INVESTMENT TRANSACTIONS

For the six months ended May 31, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were $96,092 and $98,839, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes the cost of securities owned at May 31, 2012, was $2,580,754. At May 31, 2012, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$286,461	$(508,143)	$(221,682)

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2012, approximately 57.21% of all outstanding shares of the Fund were owned, either directly or beneficially by the Adviser and its officers.  An officer of the Adviser is also an officer of the Trust.

7.  DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Fund to pay the Adviser for certain distribution and promotion expenses related to the marketing of the Fund.  The amount payable annually by the Fund is 0.25% of its average daily net assets.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares. The Fund’s Distribution was inactive until activated by the Board effective March 31, 2012.  For the six months ended May 31, 2012 the Fund incurred $1,057 in distribution fees.  The Fund owed $1,057 in distribution fees at May 31, 2012.

8. DISTRIBUTIONS TO SHAREHOLDERS

No distributions were paid to the shareholders during the six months ended May 31, 2012, and fiscal year ended November 30, 2011.

As of November 30, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital Loss Carryforward	$ (42,212)
Net Unrealized Appreciation/(Depreciation)	$(176,519)
Total	$(218,731)

At November 30, 2011, the differences between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash sales and post-October losses of $5,006 and $24,860, respectively.

9. CONCENTRATION OF RISK

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Israeli and American companies that have an economic interest in or connection to the Jewish State.  Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.  Other risks that may apply to the Fund are outlined in the Fund’s prospectus and Statement of Additional Information.

10. CAPITAL LOSS CARRYFORWARDS

At May 31, 2012, the American Israeli Shared Values Capital Appreciation Fund had available for federal income tax purposes an unused capital loss carryforward of $22,676 which expire in 2018 and $42,212 which expires in 2017.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

11. THE REGULATED INVESTMENT COMPANY MODERINIZATION ACT OF 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

12. NEW ACCOUNTING PRONOUNCMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

American Israeli Shared Values Capital Appreciation Fund
Expense Illustration
May 31, 2012 (Unaudited)

Expense Example

As a shareholder of the American Israeli Shared Values Capital Appreciation Fund, you incur ongoing costs which typically consist of:
(1) management fees and distribution (12b-1) fees and (2) potential redemption fees for redemption of shares within 90 days of purchase.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, December 1, 2011 and held for the entire six month period ended May 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2011	May 31, 2012	December 1, 2011 to May 31, 2012

Actual	$1,000.00	$961.49	$8.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.80	$8.27

* Expenses are equal to the Fund's annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

ADDITIONAL INFORMATION

MAY 31, 2012 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (866) 745-5955 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on the last day of February and August 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-745-5955.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-745-5955.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) Disclosure Controls & Procedures.  Principal executive and financial officer has concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in the Funds internal controls of other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date: August 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date: August 9, 2012